Commitments - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
South African, Peruvian, Ghanaian, and Australian operations
Disclosure of Information about Guarantees [Line Items]
Environmental obligation guarantees amount	$ 221.0	$ 213.6